SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	2 Months Ended
Apr. 30, 2026 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents	$ 132,508
Revenue	0
Stock-Based Compensation	$ 0